SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.	SUBSEQUENT EVENTS

We evaluate events and transactions occurring subsequent to the date of the consolidated financial statements for matters requiring recognition or disclosure in the consolidated financial statements. The accompanying consolidated financial statements consider events through November 12, 2026, the date at which the consolidated financial statements were available to be issued.

18.	SUBSEQUENT EVENTS

We evaluate events and transactions occurring subsequent to the date of the consolidated financial statements for matters requiring recognition or disclosure in the consolidated financial statements.

Debenture and Warrant Issued

In February 2026, we entered into a $2,000 convertible debenture agreement with an annual interest rate of 15.0% per annum and maturing on January 31, 2028. In connection with the additional borrowing, we issued warrants to purchase 181,861 shares of our common stock at $0.01. The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.

In June 2026, we entered into a $3,000 convertible debenture agreement with an annual interest rate of 15.0% per annum and maturing on January 31, 2028. In connection with the additional borrowing, we issued warrants to purchase 272,793 shares of our common stock at $0.01. The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.